Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citi Affordable Depositor LLC (the “Depositor”)

Citibank, N.A.

BofA Securities, Inc.

Jefferies LLC

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	National Finance Authority Municipal Certificates, Series 2026-3 (the “Issuing Entity”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the National Finance Authority Municipal Certificates, Series 2026-3 securitization transaction (the “Transaction”) as of 8 September 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary official statement for the Transaction (the “Draft Preliminary Official Statement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Official Statement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Official Statement or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

8 September 2026

Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will primarily consist of one (1) multifamily housing revenue bond (the “Bond”) and twenty-three (23) loans (collectively with the Bond, the “Loans”), secured by multifamily affordable housing properties (the “Properties”),
b.	With respect to any Loan that does not have the “Non-Securitized Participation Interest” characteristic as “0.0%” (each, a “Participation Interest Loan”), as shown on the Data Files, there exists one or more participation interest(s) that will not be assets of the Issuing Entity,
c.	The Loan identified on the Data Files as “Renaissance Towers” (the “Renaissance Towers Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity,
d.	The Loan identified on the Data Files as “Traditions at Hazelwood Apartments” (the “Traditions at Hazelwood Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity and
e.	The Loan identified on the Data Files as “Highland Park Apartments” (the “Highland Park Apartments Loan”) has a corresponding pari passu companion loan that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, any Loan that has pari passu companion loan(s) is hereinafter referred to as a “Whole Loan.”

For the purpose of the procedures described in this report, any Whole Loan that has all pari passu companion loan(s) as assets of the Issuing Entity is hereinafter referred to as a “Fully Securitized Whole Loan.”

For the purpose of the procedures described in this report, any Whole Loan that is not a Fully Securitized Whole Loan is hereinafter referred to as a “Loan with Non-Trust Companion Loan(s).”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Loans as of 1 September 2026 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 11

1. (continued)

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Loans as of the Cut-Off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 11

4.	Using the:
a.	First Payment Date and
b.	Mandatory Prepayment Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan (except for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Loan Term (Original)” characteristic for any Loan with “N/A” for the “Mandatory Prepayment Date” characteristic, as shown on the Final Data File, the Depositor instructed us to use the:

a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due following the conversion of the Loan to a permanent loan, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

Attachment A Page 4 of 11

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Cut-Off Date Loan Amount and
b.	Non-Securitized Participation Interest,

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Securitized Loan Amount” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Securitized Loan Amount” as the product, truncated to two decimal places, of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
b.	The difference between:
i.	1 and
ii.	The “Non-Securitized Participation Interest,” as shown on the Final Data File.

Attachment A Page 5 of 11
11.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Mandatory Prepayment Date,
h.	Gross Interest Rate and
i.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the ”Maturity Date” or “Mandatory Prepayment Date” (the “Maturity or Mandatory Prepayment Date Balance”) of each Loan, assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections (except for any Loans listed in the table below, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for any Loans listed in the table below, the Depositor instructed us to apply the aggregate principal payments shown in the “Principal Payments” column of the table below, which occurred prior to the “First Payment Date,” as shown on the notice of conversion Source Document.

Loans	Principal Payments

Traditions at Hazelwood Apartments	$94,848.83
Holt District Homes	$56,599.61
Delphin Downs Apartments	$14,158.84

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $2 or less,
b.	Recalculate the “Maturity or Mandatory Prepayment Date Balance” as of the “Maturity Date” only for Loans with “N/A” for the “Mandatory Prepayment Date” characteristic and
c.	Recalculate the “Maturity or Mandatory Prepayment Date Balance” as the principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” or “Maturity Date,” as applicable, after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” or “Maturity Date,” as applicable, is applied to the principal balance of the corresponding Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 6 of 11

12.	Using the:
a.	Maturity or Mandatory Prepayment Date Balance and
b.	Non-Securitized Participation Interest,

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Securitized Maturity or Mandatory Prepayment Date Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Securitized Maturity or Mandatory Prepayment Date Balance” as the product, truncated to two decimal places of:

a.	The “Maturity or Mandatory Prepayment Date Balance,” as shown on the Final Data File, and
b.	The difference between:
i.	1 and
ii.	The “Non-Securitized Participation Interest,” as shown on the Final Data File.

13.	Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Securitized Loan Amount,” as shown on the Final Data File, we recalculated the “% of Portfolio Assets” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Gross Interest Rate and
b.	Fixed Expense Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 11

16.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing),
c.	2023 NCF,
d.	2024 NCF,
e.	2025 NCF and
f.	Most Recent NCF,

as shown on the Final Data File, the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item and the applicable calculation methodologies and assumptions that are described in the Draft Preliminary Official Statement, we recalculated the:

i.	2023 NCF DSCR,
ii.	2024 NCF DSCR,
iii.	2025 NCF DSCR,
iv.	Most Recent NCF IO DSCR and
v.	Most Recent NCF DSCR,

as applicable, of each Loan (except for the Whole Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through v. above to two decimal places.

For any Fully Securitized Whole Loan, the Depositor instructed us to recalculate the characteristics listed in i. through v. above, as applicable, on an aggregate basis.

For any Loan with Non-Trust Companion Loan(s), the Depositor instructed us to recalculate the characteristics listed in i. through v. above, as applicable, on an aggregate basis including the corresponding debt service for the pari passu companion loan(s), as shown on the respective amortization schedule(s) provided by the Depositor.

For any Loan with Non-Trust Companion Loan(s), the Depositor instructed us to use the sum of:

a.	The “Monthly Debt Service Amount (IO),” as shown on the Final Data File, and
b.	The amortizing monthly debt service payment of the corresponding non-trust pari passu companion loan, as shown on the amortization schedule provided by the Depositor,

for the purposes of recalculating the “Most Recent NCF IO DSCR” characteristic.

For any Balloon Loan (as defined herein) or Fully Amortizing Loan (as defined herein), the Depositor instructed us to use “N/A” for the “Most Recent NCF IO DSCR” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 8 of 11

17.	Using:
a.	Information on the Final Data File,
b.	Any applicable assumptions and calculation methodologies provided by the Depositor, which are described in the succeeding paragraph(s) of this Item, and
c.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Official Statement,

we recalculated the:

i.	Cut-Off Date LTV,
ii.	Cut-Off Date Supervisory LTV,
iii.	Cut-Off Date Balance/Unit and
iv.	Maturity LTV

of each Loan (except for the Whole Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through ii. and iv. above to the nearest 1/10th of one percent.

For any Fully Securitized Whole Loan, the Depositor instructed us to recalculate the characteristics listed in i. through iv. above on an aggregate basis.

For any Loan with Non-Trust Companion Loan(s), the Depositor instructed us to use the sum of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
b.	The principal balance of the corresponding pari passu companion loan(s), as of the Cut-Off Date, as shown on the respective servicer balance statement Source Document,

for the purpose of recalculating the characteristics listed in i. through iii. above.

For any Loan with Non-Trust Companion Loan(s), the Depositor instructed us to use the sum of:

a.	The “Maturity or Mandatory Prepayment Date Balance,” as shown on the Final Data File, and
b.	The principal balance of the corresponding pari passu companion loan(s), as of the “Mandatory Prepayment Date” (except for any Loan with Non-Trust Companion Loan(s) with “N/A” for the “Mandatory Prepayment Date,” in which case the Depositor instructed us to use the principal balance of the corresponding pari passu companion loan(s) as of the “Maturity Date”), as shown on the respective amortization schedule provided by the Depositor for each Whole Loan, for the purpose of recalculating the “Maturity LTV” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 9 of 11

18.	Using the:
a.	Appraised Value and
b.	Market Value of Remaining Low Income Housing Tax Credits (LIHTCs),

as shown on the Final Data File, we recalculated the “Supervisory Value” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the “Guarantor Entity Name,” as shown on the Final Data File, we identified those Loans that had at least one common “Guarantor Entity Name” (the “Related Borrower Loans”). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Monthly Debt Service Amount (Amortizing) and
b.	Operating Deficit Reserve Balance,

as shown on the Final Data File, and any additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Number of Months Debt Service Covered by the Operating Deficit Reserve” of each Loan (except for the Whole Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Fully Securitized Whole Loan, the Depositor instructed us to recalculate the “Number of Months Debt Service Covered by the Operating Deficit Reserve” on an aggregate basis.

For any Loan with Non-Trust Companion Loan(s), the Depositor instructed us to recalculate the “Number of Months Debt Service Covered by the Operating Deficit Reserve” on an aggregate basis with the corresponding debt service for the pari passu companion loan(s), as shown on the respective amortization schedule(s) provided by the Depositor, as applicable.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 10 of 11

21.        Using the:

a.	Cut-Off Date Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	Cut-Off Date,
f.	Gross Interest Rate,
g.	Amortization Term (Remaining),
h.	Monthly Debt Service Amount (IO),
i.	Monthly Debt Service Amount (Amortizing) and
j.	Non-Securitized Participation Interest

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Projected First Monthly Payment to Trust” of each Loan, assuming a first payment date in trust date of “10/1/2026” (the “First Payment Date in Trust”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to truncate the “Projected First Monthly Payment to Trust” characteristic to two decimal places.

For any Interest Only Loan or Partial IO Loan (as defined herein) which has an “Accrual Basis” of “30/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as 1/12th of the product, truncated to two decimal places, of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	The “Gross Interest Rate,” as shown on the Final Data File, and
c.	The difference between:
i.	1 and
ii.	The “Non-Securitized Participation Interest,” as shown on the Final Data File.

For any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as the product, truncated to two decimal places, of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
b.	The “Gross Interest Rate,” as shown on the Final Data File,
c.	30/360 and
d.	The difference between:
i.	1 and
ii.	The “Non-Securitized Participation Interest,” as shown on the Final Data File.

Attachment A Page 11 of 11

21. (continued)

For any Partial IO Loan which will no longer be in its “IO Period” as of the First Payment Date in Trust and any Balloon Loan or Fully Amortizing Loan, the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as the product, truncated to two decimal places, of:

a.	The “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The difference between:
i.	1 and
ii.	The “Non-Securitized Participation Interest,” as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Exhibit 1 to Attachment A Page 1 of 14

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
Property City	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
County	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report, Title Policy or USPS Internet Site
Property State	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report or Title Policy
Zip Code	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Physical Needs Assessment, Site Inspection Report, Title Policy or USPS Internet Site
Property Type	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Property Subtype	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Year Built	Appraisal Report, Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo or Construction Risk Review
Year Renovated	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo, Conversion Review Memo, Construction Progress Monitoring Report or Plan and Cost Review
Servicer Site Inspection Rating	Site Inspection Report
Servicer Site Inspection Date	Site Inspection Report

Exhibit 1 to Attachment A Page 2 of 14

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Appraisal Valuation Date	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Capitalization Rate	Appraisal Report
Market Value of Remaining Low Income Housing Tax Credits (LIHTCs)	Appraisal Report
PML / SEL %	Seismic Evaluation Report or Plan and Cost Review
Seismic Insurance In-Place (Y/N)	Servicer Insurance Assessment

Multifamily Information:

Characteristic	Source Document(s)

Total Units	Rent Roll or Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
Monthly Rent Per Unit	Rent Roll or Appraisal Report
Occupancy As of Date	Rent Roll
Most Recent Occupancy %	Rent Roll or Appraisal Report
2nd Most Recent Occupancy %	Servicer Occupancy Report
2nd Most Recent Occupancy As of Date	Servicer Occupancy Report
3rd Most Recent Occupancy %	Servicer Occupancy Report
3rd Most Recent Occupancy As of Date	Servicer Occupancy Report
4th Most Recent Occupancy %	Servicer Occupancy Report
4th Most Recent Occupancy As of Date	Servicer Occupancy Report
Tenant Paid Rent Discount to Market Rent	Tenant to Market Rent Schedule
Low Income Units	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary
Very Low Income Units	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary

Exhibit 1 to Attachment A Page 3 of 14

Underwriting Information:

Characteristic	Source Document(s)

2023 Financial End Date	Operating Statement Analysis Report
2023 EGI	Operating Statement Analysis Report
2023 Expenses	Operating Statement Analysis Report
2023 NOI	Operating Statement Analysis Report
2023 NCF	Operating Statement Analysis Report
2024 Financial End Date	Operating Statement Analysis Report
2024 EGI	Operating Statement Analysis Report
2024 Expenses	Operating Statement Analysis Report
2024 NOI	Operating Statement Analysis Report
2024 NCF	Operating Statement Analysis Report
2025 Financial End Date	Operating Statement Analysis Report
2025 EGI	Operating Statement Analysis Report
2025 Expenses	Operating Statement Analysis Report
2025 NOI	Operating Statement Analysis Report
2025 NCF	Operating Statement Analysis Report
Most Recent Financial End Date	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent EGI	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent Expenses	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent NOI	Annualized Financial Analysis Report or Operating Statement Analysis Report
Most Recent NCF	Annualized Financial Analysis Report or Operating Statement Analysis Report

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrower Name	Borrower Loan Agreement, Multifamily Note, Lease Agreement, Sublease Agreement or Audited Financial Statement
Guarantor Entity Name	Exceptions to Non-Recourse Guaranty
Limited Partner Tax Credit Investor	Audited Financial Statement, Limited Partnership Agreement, Operating Agreement, Amended and Restated Limited Partnership Agreement or Organizational Chart
Limited Partner Equity Investment	Audited Financial Statement, Limited Partnership Agreement, Amended and Restated Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A Page 4 of 14

Loan Information:

Characteristic	Source Document(s)

Originator	Funding Loan Agreement, Multifamily Note, Lease Agreement, Sublease Agreement or Notice of Conversion
Loan Purpose (New Construction or Rehabilitation)	Conversion Credit Memo or Credit Memo
Closing Date or Conversion Date	Notice of Conversion, Sublease Agreement or Multifamily Note
Original Permanent Loan Amount	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Sublease Agreement or Conversion Certificate
Cut-Off Date Loan Amount	Servicer Balance Statement
Gross Interest Rate	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Borrower Loan Agreement, Construction Funding Agreement or Trust Indenture
Loan Amortization Type	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Transaction Summary Memo
Monthly Debt Service Amount (IO)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion, Sublease Agreement, Amortization Schedule or Transaction Summary Memo
Monthly Debt Service Amount (Amortizing)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion, Sublease Agreement, Amortization Schedule or Transaction Summary Memo
First Payment Date	Notice of Conversion, Sublease Agreement, Multifamily Note, Amendment or Allonge to Multifamily Note or Amortization Schedule
Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Transaction Summary Memo
Maturity Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Transaction Summary Memo
Number of Properties	Borrower Loan Agreement
Security Type	Borrower Loan Agreement or Trust Indenture
Lien Position	Title Policy

Exhibit 1 to Attachment A Page 5 of 14

Loan Information: (continued)

Characteristic	Source Document(s)

Mandatory Prepayment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Notice of Prepayment, Sublease Agreement or Loan and Security Agreement
Accrual Basis	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Sublease Agreement or Loan and Security Agreement
Late Charge Grace Period	Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Prepayment Provision	Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Lockout Begin Date	Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Lockout End Date	Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Yield Maintenance Beg Date	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Yield Maintenance End Date	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Prepay Penalty Begin Date	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Open Period Begin Date	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Sublease Agreement or Loan and Security Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy or Leasehold Multifamily Mortgage, Assignment of Rents, Security Agreement and Fixture Filing
Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement, Lease Agreement or Ground Lease Estoppel
Additional Financing In Place (existing) (Y/N)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Additional Financing Amount (existing)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement
Additional Financing Description (existing)	Subordinate Financing Agreement, Intercreditor Agreement, Borrower Loan Agreement, Title Policy or Audited Financial Statement

Exhibit 1 to Attachment A Page 6 of 14

Reserve/Escrow Information:

Characteristic	Source Document(s)

Tax Escrow (Initial)	Servicer Balance Statement
Tax Escrow (Monthly)	Servicer Balance Statement
Tax Escrow (Current Balance)	Servicer Balance Statement
Insurance Escrow (Initial)	Servicer Balance Statement
Insurance Escrow (Monthly)	Servicer Balance Statement
Insurance Escrow (Current Balance)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Current Balance)	Servicer Balance Statement
Other Escrow (Initial)	Servicer Balance Statement
Other Escrow (Monthly)	Servicer Balance Statement
Other Escrow (Current Balance)	Servicer Balance Statement
Other Escrow Reserve Description	Servicer Balance Statement
Other Escrow 2 (Initial)	Servicer Balance Statement
Other Escrow 2 (Monthly)	Servicer Balance Statement
Other Escrow 2 (Current Balance)	Servicer Balance Statement
Other Escrow Reserve 2 Description	Servicer Balance Statement
Operating Deficit Reserve Balance	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Operating Deficit Reserve Balance As of Date	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Operating Deficit Reserve Type	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Additional Operating Deficit Funding Available (Y/N)	Audited Financial Statement, Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A Page 7 of 14

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract or Tax Credit Application
Description of Regulatory Agreement(s)	Regulatory Agreement, HAP Contract, Tax Credit Application, Form 8609 or Affordable Restrictions Summary
Number of LIHTC Units	Regulatory Agreement, Tax Credit Application or Affordable Restrictions Summary
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement or Tax Credit Application
Governmental Lender	Funding Loan Agreement or Trust Indenture
Fiscal Agent/Trustee Name	Funding Loan Agreement or Trust Indenture
Annual Fiscal Agent/Trustee Fee ($)	Funding Loan Agreement, Trust Indenture or Schedule of Fees
Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Annual Governmental Lender Fee (or Monitoring Fee, Issuer Fee, or other equivalent ongoing fee)	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Year of Credits	Form 8609 or Appraisal Report
REAC Score	HUD REAC Physical Inspection Report, Inspection Summary Report or NSPIRE Report

Exhibit 1 to Attachment A Page 8 of 14

Notes:

1.	For the purpose of comparing the “Street Address” characteristic, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “PML / SEL %” characteristic, the Depositor instructed us to perform procedures only for the Properties (if any) that contained a seismic evaluation report or plan and cost review Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic evaluation report or plan and cost review Source Document in the related loan file, the Depositor instructed us to use “N/A” for the “PML / SEL %” characteristic.

3.	For the purpose of comparing the “Total Units” characteristic, the Depositor instructed us to only include the residential units at the Property associated with each Loan, as shown in the applicable Source Document(s).

For the purpose of comparing the “Total Units” characteristic for the loan identified on the Data Files as “Moda Franklin Apartments” (the “Moda Franklin Apartments Loan”), the Depositor instructed us to exclude three corporate units, as shown on the rent roll Source Document.

For the purpose of comparing the “Total Units” characteristic for the loan identified on the Data Files as “Bon Air Apartments” (the “Bon Air Apartments Loan”), the Depositor instructed us to exclude one down unit, as shown on the rent roll Source Document.

4.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, the Depositor instructed us to use:
a.	Market rents for vacant, admin, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidized rents for occupied units,

as shown in the applicable Source Document, and to ignore differences of +/- $1 or less.

For the purpose of comparing the “Monthly Rent Per Unit” characteristic for the Renaissance Towers Loan, the Depositor instructed us to exclude one down unit not shown on the rent roll Source Document and to use “449” as the denominator when comparing the “Monthly Rent Per Unit” characteristic.

For the purpose of comparing the “Monthly Rent Per Unit” characteristic for the Moda Franklin Apartments Loan, the Depositor instructed us to exclude three corporate units, as shown on the rent roll Source Document.

For the purpose of comparing the “Monthly Rent Per Unit” characteristic for the Bon Air Apartments Loan, the Depositor instructed us to exclude one down unit, as shown on the rent roll Source Document(s).

Exhibit 1 to Attachment A Page 9 of 14
5.	For the purpose of comparing the “Occupancy As of Date” characteristic, the Depositor instructed us to use the first day of the applicable month if the applicable Source Document only indicated the month and year.

6.	For the purpose of comparing the “Most Recent Occupancy %” characteristic, the Depositor instructed us to include occupied, admin, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the applicable Source Document.

For the purpose of comparing the “Most Recent Occupancy %” characteristic for the Renaissance Towers Loan, the Depositor instructed us to exclude one down unit not shown on the rent roll Source Document and to use “449” as the denominator when comparing the “Most Recent Occupancy %” characteristic.

For the purpose of comparing the “Most Recent Occupancy %” characteristic for the Moda Franklin Apartments Loan, the Depositor instructed us to exclude three corporate units, as shown on the rent roll Source Document.

For the purpose of comparing the “Most Recent Occupancy %” characteristic for the Bon Air Apartments Loan, the Depositor instructed us to exclude one down unit, as shown on the rent roll Source Document(s).

7.	For the purpose of comparing the “Low Income Units” and “Very Low Income Units” characteristics, the Depositor instructed us to include units classified as restricted to tenants with incomes no greater than 80.0% of area median income as “Low Income Units” and to include units classified as restricted to tenants with incomes no greater than 50.0% of area median income as “Very Low Income Units,” all as shown on the applicable Source Document(s).

8.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

9.	For the purpose of comparing the “Original Permanent Loan Amount,” “Cut-Off Date Loan Amount” and “Monthly Debt Service Amount (Amortizing)” characteristics for any Participation Interest Loan, the Depositor instructed us to use the values related to the respective whole loan associated with the Participation Interest Loan, as shown in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 10 of 14
10.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”),

and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

i.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

a.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” is “Balloon” (each, a “Balloon Loan”) or “Fully Amortizing” (each, a “Fully Amortizing Loan”), as shown on the Preliminary Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

11.	For the purpose of comparing the “Lockout Begin Date” characteristic for any Loan for which the “Prepayment Provision” is “Lockout Period then Greater of YM or 1%,” “Lockout then Declining Prepayment Premium” or “Lockout Period,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A Page 11 of 14

12.	For certain loans, the applicable Source Document(s) may contain the following language:

“Lock-Out Period” means the tenth (10th) anniversary of the Conversion Date.”

For the purpose of comparing the “Lockout Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Lockout End Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the 10th anniversary of the “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

13.	For the purpose of comparing the “Yield Maintenance Beg Date” and “Prepay Penalty Begin Date” characteristics for any Loan for which the “Prepayment Provision” is “Greater of YM or 1%,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Yield Maintenance Beg Date” and “Prepay Penalty Begin Date” characteristics for any Loan for which the “Prepayment Provision” is “Lockout Period then Greater of YM or 1%,” the Depositor instructed us to use the day following the “Lockout End Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Prepay Penalty Begin Date” characteristic for any Loan for which the “Prepayment Provision” is “Lockout then Declining Prepayment Premium,” the Depositor instructed us to use the day following the “Lockout End Date,” as shown on the Preliminary Data File.

For the purpose of comparing the “Yield Maintenance Beg Date” characteristic for any Loan for which the “Prepayment Provision” is “Lockout then Declining Prepayment Premium,” the Depositor instructed us to use the “Prepay Penalty Begin Date,” as shown on the Preliminary Date File.

For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Loan for which the “Prepayment Provision” is “Lockout then Declining Prepayment Premium,” the Depositor instructed us to use the last day in which a prepayment premium penalty is due, as described in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 12 of 14

14.	For certain Loans, the applicable Source Document(s) may contain one of the following sentences:

“If the prepayment is made at any time after the date of this Note and before the end of the Prepayment Premium Period (the “Yield Maintenance Period End Date”)”

“If the prepayment is made at any time after the date of this Note and before the last day of Prepayment Premium Period (the “Yield Maintenance Period End Date”)”

“If the prepayment is made at any time after the date of this Sublease and before the end of the Prepayment Premium Period (the “Yield Maintenance Period End

Date”)”

For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Loan which contains any of the language described above in the applicable Source Document(s), the Depositor instructed us to assume that the last day of the “Prepayment Premium Period” is the “Yield Maintenance End Date,” as described in the applicable Source Document(s).

15.	For certain Loans, the applicable Source Document(s) may contain the following language:

“Notwithstanding the provisions of Section 10 of this Note, no prepayment premium shall be payable with respect to any prepayment made on or after the Yield Maintenance Period End Date.”

For the purpose of comparing the “Open Period Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the day following the “Yield Maintenance Period End Date,” as described in the applicable Source Document(s).

16.	For any Property on the Preliminary Data File that does not contain an audited financial statement Source Document in the related loan file, the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File for the “Operating Deficit Reserve Balance As of Date” characteristic and use “0” for the “Operating Deficit Reserve Balance” characteristic.

Exhibit 1 to Attachment A Page 13 of 14

17.	For the purpose of comparing certain Compared Characteristics, the Depositor instructed us to use certain Microsoft Excel file(s) in the table below as the Source Document(s), which were provided by the Depositor on the date listed in the table below.

Source Document	Microsoft Excel File Name	Date File Received

Servicer Insurance Assessment	NFA 2026-3_Insurance Tape_7.24.2026.xlsx	27 July 2026
Servicer Occupancy Report	NFA 2026-3 SOR_2026.07.27 (Formatted).xlsx	19 August 2026
Tenant to Market Rent Schedule	NFA 2026-3_Tenant Rent to Market Working_9.2.2026.xlsx	2 September 2026
Annualized Financial Analysis Report	National Series 2026-3_LTM Financials & Overview Tab_8.20.2026.xlsx	20 August 2026
Servicer Balance Statement	NFA 2026-3_Servicer Balances_8.13.2026_v2 (updated).xlsx	1 September 2026
HUD REAC Physical Inspection Report	MF_Inspection_Report_7.27.2026.xlsx	27 July 2026

Exhibit 1 to Attachment A Page 14 of 14

18.	For any Loan listed in the table below, the Depositor instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Loan	Characteristic

Renaissance Towers	Year Renovated
First Year of Credits
Traditions at Hazelwood Apartments	Annual Fiscal Agent/Trustee Fee ($)
SCM Main Street Apartments	Annual Fiscal Agent/Trustee Fee ($)
Kokua	First Year of Credits
Gateway Apartments Phase 1	Annual Fiscal Agent/Trustee Fee ($)
Annual Fiscal Agent/Trustee Fee Payment Date
Highland Park Apartments	Year Renovated
Dahlia Village	First Year of Credits
Greenleaf Apartments	First Year of Credits
Glisan Family Apartments	Annual Fiscal Agent/Trustee Fee ($)
Annual Fiscal Agent/Trustee Fee Payment Date
Champion Park Apartments	Annual Fiscal Agent/Trustee Fee ($)
Samuelson Place Apartments	First Year of Credits
Glisan PSH Apartments	Annual Fiscal Agent/Trustee Fee ($)
Annual Fiscal Agent/Trustee Fee Payment Date

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Preliminary Data File, or (b) instruction(s) provided by the Depositor, described in this Note.

19.	For the Loan identified on the Preliminary Data file as “The Crossing at Olde Towne Apartments” (“The Crossing at Olde Towne Apartments Loan”), the multifamily note Source Document contains the following language:

““Prepayment Premium Period” means the period commencing on the date of this Note and ending on the fourteen and one-half (14 ½) year date of the first Loan Payment Date following the Conversion Date.”

For the purpose of comparing the “Yield Maintenance End Date” characteristic for The Crossing at Olde Towne Apartments Loan, the Depositor instructed us to assume that the first loan payment date following the conversion date is 10/1/2017.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan No.
Berkadia Loan Number
Fixed Expense Rate
Engineering Escrow/Deferred Maintenance
Single Asset Entity (Y/N)
Crossed Loans (Y/N)
Forbearance, Loan Modification or other Debt Service Relief Requested (Y/N)
Citi Equity (Y/N)
Footnotes
Rounding Rate Methodology
Non-Securitized Participation Interest

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.